LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 4,046	$ 3,598	$ 4,163
Short-term lease cost	146	165	165
Variable lease cost	193	170	120
Sublease income	(572)	0	0
Total lease cost	3,813	3,933	4,448
Operating cash flows for operating leases, net:	$ 4,254	$ 2,976	$ 5,946
Weighted average remaining operating lease term (years)	6 years 3 months 3 days	7 years 4 months 20 days	8 years 3 months
Weighted average discount rate operating lease	6.55%	6.04%	5.65%